Derivative Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2014
Derivative Financial Instruments [Abstract]
Fair And Notional Values Of Derivative Financial Instruments

	March 31, 2014			December 31, 2013
	Notional	Asset Fair	Liability	Notional	Asset Fair	Liability
Qualifying Hedges	Amount	Value	Fair Value	Amount	Value	Fair Value
Cross currency swaps - net investment hedges	$ 45.2	$ 2.9	$ -	$ 47.1	$ 1.1	$ -
Foreign currency forward contracts – cash flow hedges	3.8	-	(0.3)	3.8	-	(0.3)
Foreign currency forward contracts – net investment hedges	1,667.7	24.0	(31.8)	1,436.8	11.8	(23.8)
Total Qualifying Hedges	1,716.7	26.9	(32.1)	1,487.7	12.9	(24.1)
Non-Qualifying Hedges
Cross currency swaps	126.7	11.5	-	131.8	6.3	-
Interest rate swaps	1,579.1	8.5	(29.4)	1,386.0	5.7	(25.4)
Written options	563.8	-	(0.9)	566.0	-	(1.0)
Purchased options	813.5	1.0	-	816.8	1.2	-
Foreign currency forward contracts	1,875.1	42.6	(43.9)	1,979.9	23.4	(50.8)
TRS	584.0	-	(11.4)	485.2	-	(9.7)
Equity Warrants	1.0	0.6	-	1.0	0.8	-
Total Non-qualifying Hedges	5,543.2	64.2	(85.6)	5,366.7	37.4	(86.9)

Total Hedges	$ 7,259.9	$ 91.1	$ (117.7)	$ 6,854.4	$ 50.3	$ (111.0)

(1)	Presented on a gross basis

Offsetting Of Derivative Assets And Liabilities

Offsetting of Derivative Assets and Liabilities (dollars in millions)

				Gross Amounts not offset in the Consolidated Balance Sheet

	Gross Amount of Recognized Assets (Liabilities)	Gross Amount Offset in the Consolidated Balance Sheet	Net Amount Presented in the Consolidated Balance Sheet	Derivative Financial Instruments (1)	Cash Collateral Pledged/(Received) (1)(2)	Net Amount
March 31, 2014
Derivative assets	$ 91.1	$ -	$ 91.1	$ (51.4)	$ (23.8)	$ 15.9
Derivative liabilities	(117.7)	-	(117.7)	51.4	23.5	(42.8)

December 31, 2013
Derivative assets	$ 50.3	$ -	$ 50.3	$ (33.4)	$ (5.0)	$ 11.9
Derivative liabilities	(111.0)	-	(111.0)	33.4	41.0	(36.6)

 (1) The Company’s derivative transactions are governed by ISDA agreements that allow for net settlements of certain payments as well as offsetting of all contracts (“Derivative Financial Instruments”) with a given counterparty in the event of bankruptcy or default of one of the two parties to the transaction.  We believe our ISDA agreements meet the definition of a master netting arrangement  or similar agreement for purposes of the above disclosure.  In conjunction with the ISDA agreements, the Company has entered into collateral arrangements with its counterparties which provide for the exchange of cash depending on the change in the market valuation of the derivative contracts outstanding.  Such collateral is available to be applied in settlement of the net balances upon the event of default by one of the counterparties.

(2) Collateral pledged or received is included in Other assets or Other liabilities, respectively.

Derivative Instrument Gains And Losses

Derivative Instrument Gains and Losses (dollars in millions)

		Quarters Ended March 31,
Derivative Instruments	Gain / (Loss) Recognized	2014	2013
Qualifying Hedges
Foreign currency forward contracts – cash flow hedges	Other income	$ -	$ (0.3)
Total Qualifying Hedges		-	(0.3)
Non Qualifying Hedges
Cross currency swaps	Other income	5.1	6.8
Interest rate swaps	Other income	3.8	3.8
Interest rate options	Other income	(0.1)	0.0
Foreign currency forward contracts	Other income	29.1	24.7
Equity warrants	Other income	(0.2)	0.2
TRS	Other income	(1.7)	2.7
Total Non-qualifying Hedges		36.0	38.2
Total derivatives-income statement impact		$ 36.0	$ 37.9

Changes In AOCI Relating To Derivatives

Changes in AOCI Relating to Derivatives (dollars in millions)

Contract Type	Derivatives - effective portion reclassified from AOCI to income	Hedge ineffectiveness recorded directly in income	Total income statement impact	Derivatives - effective portion recorded in OCI	Total change in OCI for period
Quarter Ended March 31, 2014
Foreign currency forward contracts - cash flow hedges	$ -	$ -	$ -	$ -	$ -
Foreign currency forward contracts - net investment hedges	(3.1)	-	(3.1)	4.5	7.6
Cross currency swaps - net investment hedges	-	-	-	1.8	1.8
Total	(3.1)	-	(3.1)	6.3	9.4

Quarter Ended March 31, 2013
Foreign currency forward contracts - cash flow hedges	$ (0.3)	$ -	$ (0.3)	$ (0.4)	$ (0.1)
Foreign currency forward contracts - net investment hedges	(3.2)	-	(3.2)	19.2	22.4
Cross currency swaps - net investment hedges	-	-	-	3.8	3.8
Total	(3.5)	-	(3.5)	22.6	26.1